Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Loan And Borrowings Abstract
Schedule of borrowings

	2018	2017	2016
	£'000	£’000	£’000
Current
Bank loans	4	11	23
Finance lease	80	39	31
Government and research loans	284	311	484
Total	368	361	538

Non-current
Bank loans	-	5,207	-
Finance lease	170	29	52
Government and research loans	714	949	1,568
Total	884	6,185	1,620